Goodwill (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill [Abstract]
Schedule of Changes in Carrying Amount of Goodwill	Changes in the carrying amount of goodwill are as follows:

	Merchant Solutions	Digital Wallets	Total
Balance as of December 31, 2022	$637,446	$1,361,686	$1,999,132
Foreign exchange	—	17,655	17,655
Balance as of June 30, 2023	$637,446	$1,379,341	$2,016,787

	Merchant Solutions	Digital Wallets	Total
Balance as of December 31, 2021	$1,796,591	$1,853,446	$3,650,037
Additions during the period (1)	—	284,239	284,239
Purchase price accounting adjustments (2)	-	(2,313)	(2,313)
Impairment	(1,159,145)	(723,042)	(1,882,187)
Foreign exchange	-	(56,325)	(56,325)
Balance as of June 30, 2022	$637,446	$1,356,005	$1,993,451

(1)
Additions to goodwill within the Digital Wallet segment related to the acquisition of SafetyPay.
(2)
Purchase price adjustments relate to changes in estimates of certain assets or liabilities acquired in business combinations that were completed within one year prior to June 30, 2022.